DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
Two World Trade Center,
New York, New York 10048
LETTER TO THE SHAREHOLDERS September 30, 1996

DEAR SHAREHOLDER:

The twelve-month period ended September 30, 1996 was quite favorable for equity investors. The broad-based stock market, as measured by the Standard & Poor's 500 Composite Stock Price Index, rose 20.30 percent during the period, while the Dow Jones Industrial Average rose 25.71 percent. For most of the year a slow-but-steady economy, low unemployment and low interest rates, combined with the absence of inflationary pressure to propel the stock market higher and higher.

Small-capitalization stocks, while providing good performance, continued to lag larger-capitalization stocks during this period. Investors once again fearing the end of a prolonged bull market and succumbing to a "bigger is better" mentality felt more comfortable with larger, well-known names.

PERFORMANCE AND PORTFOLIO STRUCTURE

Against this backdrop, Dean Witter Developing Growth Securities posted a total return of 17.53 percent for the twelve-month period ended
September 30, 1996. During the same period, the NASDAQ Composite Index returned 17.57 percent, while the Russell 2000 Index (a benchmark for small-cap companies) returned 13.13 percent. The accompanying chart illustrates the growth of a $10,000 investment in the Fund on September 30, 1986 through the end of the fiscal year, compared to a similar investment in the issues that comprise the Standard & Poor's 500 Composite Stock Price Index. (The Fund commenced operations on
April 29, 1983.)

The Fund's performance during the fiscal year was adversely impacted by the correction in technology-related stocks, particularly semi-conductors. When the fiscal year began on October 1, 1995, approximately
45 percent of the Fund's assets were invested in the technology and technology-related sectors. This overweighting was gradually reduced to 22 percent of assets by the end of this fiscal year. On September 30, 1996, the Fund's technology holdings consisted of unique software, Internet telecommunications equipment and electronics companies.

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS September 30, 1996, continued

Throughout the fiscal year, the Fund maintained a sizable weighting in health care (approximately 20 percent of assets). After a tremendous rally toward the end of 1995 and continuing into the first quarter of 1996, health care stocks cooled off going into the spring and summer months. July brought a long-awaited correction, and many health care names experienced sizable declines as investors shifted to more economically sensitive areas. Sector concerns and earnings disappointments in a few stocks contributed to the overall weakness in the health care arena. Small-capitalization names and biotechnology stocks in particular were negatively affected by fears of rising interest rates. However, signs of a somewhat more moderate economy lifted the stock market and many health care issues in early August.

Other changes to the portfolio included increasing the Fund's exposure to the business and consumer services (18 percent of assets) and energy sectors (6 percent). Energy stocks, along with financials
(5 percent of the portfolio), were among the Fund's strongest performing assets during the period under review.



                        DEAN WITTER DEVELOPING GROWTH
                               GROWTH OF $10,000



      DATE                TOTAL                S&P 500
===================================================================
September 30, 1986             $10,000               $10,000
===================================================================
September 30, 1987             $12,807               $14,342
===================================================================
September 30, 1988             $11,299               $12,567
===================================================================
September 30, 1989             $13,239               $16,704
===================================================================
September 30, 1990             $10,476               $15,162
===================================================================
September 30, 1991             $16,501               $19,880
===================================================================
September 30, 1992             $14,328               $22,073
-------------------------------------------------------------------
September 30, 1993             $24,064               $24,939
-------------------------------------------------------------------
September 30, 1994             $21,927               $25,857
-------------------------------------------------------------------
September 30, 1995             $32,204               $33,540
-------------------------------------------------------------------
September 30, 1996             $37,850(3)            $40,350
===================================================================


                         AVERAGE ANNUAL TOTAL RETURNS


                1 YEAR         5 YEARS            10 YEARS
                ===========================================
                17.53(1)      18.06(1)            14.24(1)
                -------------------------------------------
                12.53(2)      17.86(2)            14.24(2)
                ===========================================

                          ===============================
                          _____ Fund      _____S&P 500 (4)
                          ===============================


             Past performance is not predictive of future returns.

------------------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, 5 years-2%, 10 years- 0%). See the Fund's current prospectus for complete details on fees and sales charges.

(3)  Closing value assuming a complete redemption on September 30, 1996.

(4) The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.






LOOKING AHEAD

Looking ahead, we anticipate that the U.S. economy will continue to slow for the remainder of 1996 and into early 1997. This slowdown will impact all sectors and thus make it more difficult for investors to find companies that can meet or beat earnings expectations. With the underperformance of small-cap stocks over the last two years, many are selling well below their 52-week highs. We believe Dean Witter Developing Growth Securities is well positioned to take advantage of any investment opportunities that may arise.

We appreciate your support of Dean Witter Developing Growth Securities and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1996

 NUMBER OF
   SHARES                                                            VALUE
-----------   ------------------------------------------------  --------------
              COMMON STOCKS (100.1%)
              Advertising (0.6%)
     183,100  Eagle River Interactive, Inc.* ..................   $ 1,876,775
      11,500  Lamar Advertising Co.* ..........................       468,625
      58,300  Outdoor Systems, Inc.* ..........................     2,710,950
                                                                --------------
                                                                    5,056,350
                                                                --------------
              Aerospace (0.9%)
     175,000  Hexcel Corp.* ...................................     3,390,625
     242,300  Orbital Sciences Corp.* .........................     4,300,825
                                                                --------------
                                                                    7,691,450
                                                                --------------
              Biotechnology (4.0%)
      40,000  Alteon, Inc.* ...................................       330,000
     100,500  Biochem Pharma, Inc.* ...........................     3,994,875
      95,000  Centocor, Inc.* .................................     3,360,625
      50,000  Genetics Institute, Inc.* .......................     3,450,000
     160,000  Genzyme Corp. General Division* .................     4,020,000
     115,000  Gilead Sciences, Inc.* ..........................     3,248,750
     225,000  Liposome Co., Inc.* .............................     4,246,875
     140,000  PathoGenesis Corp.* .............................     2,450,000
     100,000  Regeneron Pharmaceuticals, Inc.* ................     2,000,000
     103,000  SangStat Medical Corp.* .........................     2,613,625
      83,000  Vertex Pharmaceuticals, Inc.* ...................     2,407,000
                                                                --------------
                                                                   32,121,750
                                                                --------------
              Broadcast Media (2.9%)
      80,000  American Radio Systems Corp.* ...................     2,940,000
      93,200  Cinar Films Inc. (Class B)* (Canada) ............     2,399,900
      89,800  Film Roman, Inc.* ...............................       898,000
      50,000  Infinity Broadcasting Corp. (Class A)*  .........     1,575,000
      95,000  Jacor Communications, Inc.* .....................     3,230,000
     130,000  Lin Television Corp.* ...........................     5,330,000
     160,000  Mecklermedia Corp.* .............................     2,880,000
      85,000  SFX Broadcasting, Inc. (Class A)* ...............     3,846,250
                                                                --------------
                                                                   23,099,150
                                                                --------------
              Building Materials (0.1%)
     100,000  Universal Forest Products, Inc. .................     1,262,500
                                                                --------------
             Business Services (3.1%)
      48,700  CCC Information Services, Inc.* .................     1,010,525
     185,000  CFI Proservices, Inc.* ..........................     3,515,000
     239,750  Checkfree Corp.* ................................     4,795,000
     120,000  CSG Systems International, Inc.* ................     2,340,000
     119,500  Dendrite International, Inc.* ...................     3,614,875
      95,000  DST Systems, Inc.* ..............................     3,040,000
      30,000  Gartner Group, Inc. (Class A)* ..................     1,005,000
      70,000  Restrac, Inc.* ..................................     1,312,500
      29,200  RMH Teleservices, Inc.* .........................       430,700
      70,000  Sitel Corp.* ....................................   $ 3,115,000
      23,800  USCS International, Inc.* .......................       407,575
                                                                --------------
                                                                   24,586,175
                                                                --------------
              Commercial Equipment (0.8%)
     130,000  Checkpoint Systems, Inc.* .......................     3,445,000
     140,000  Watsco, Inc. ....................................     2,852,500
                                                                --------------
                                                                    6,297,500
                                                                --------------
















 NUMBER OF
   SHARES                                                            VALUE
-----------   ------------------------------------------------  --------------
              Commercial Services (4.8%)
      25,900  Abacus Direct Corp.* ............................       524,475
      52,000  APAC Teleservices, Inc.* ........................     2,665,000
      74,100  Barnett, Inc.* ..................................     1,704,300
     120,000  Career Horizons, Inc.* ..........................     4,665,000
     132,900  Coinmach Laundry Corp.* .........................     2,691,225
       5,800  International Network Services* .................       203,725
     200,000  Iron Mountain, Inc.* ............................     5,900,000
     105,000  On Assignment, Inc.* ............................     3,491,250
     110,000  Pittston Services Group .........................     3,451,250
      73,400  Precision Response Corp.* .......................     2,770,850
     240,000  Reynolds & Reynolds Co. (Class A) ...............     6,270,000
     100,000  Sunguard Data Systems, Inc.* ....................     4,500,000
                                                                --------------
                                                                   38,837,075
                                                                --------------
              Communications -Equipment &
              Software (1.9%)
     130,000  Cellular Technical Services Co.* ................     2,567,500
     135,000  Geoworks* .......................................     3,493,125
      72,000  Proxim, Inc. ....................................     2,034,000
      95,000  Raptor Systems, Inc.* ...........................     1,615,000
      60,000  Shiva Corp.* ....................................     3,435,000
     120,000  Sync Research, Inc.* ............................     1,845,000
                                                                --------------
                                                                   14,989,625
                                                                --------------
              Communications -
              Equipment/Manufacturers (0.7%)
     115,000  Dynatech Corp.* .................................     5,261,250
      54,000  TCSI Corp.* .....................................       715,500
                                                                --------------
                                                                    5,976,750
                                                                --------------
              Computer -Aided Design (0.8%)
      75,000  IKOS Systems, Inc.* .............................     1,490,625
     231,000  Silicon Valley Research Inc.* ...................     1,126,125
      80,000  Synopsys, Inc.* .................................     3,680,000
                                                                --------------
                                                                    6,296,750
                                                                --------------
              Computer Software (5.3%)
      62,500  Aspect Development, Inc.* .......................     2,078,125
      25,000  Axent Technologies, Inc.* .......................       581,250
      14,100  Check Point Software Technologies Ltd.* (Israel) .      475,875
     170,000  Cheyenne Software, Inc. .........................     3,655,000








































DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1996, continued

 NUMBER OF
   SHARES                                                            VALUE
-----------   ------------------------------------------------  --------------
      95,000  Citrix Systems, Inc.* ...........................   $ 4,821,250
     106,000  Edify Corp.* ....................................     2,067,000
      42,000  HNC Software, Inc.* .............................     1,680,000
      58,000  Integrated Systems, Inc.* .......................     1,885,000
      42,600  Lightbridge, Inc.* ..............................       500,550
      50,000  Manugistics Group, Inc.* ........................     1,975,000
     165,500  MetaTools, Inc.* ................................     3,475,500
      90,000  Peoplesoft, Inc.* ...............................     7,470,000
      15,000  Remedy Corp.* ...................................     1,196,250
      45,000  Security Dynamics Technologies, Inc.* ...........     3,223,125
     200,000  Symantec Corp.* .................................     2,175,000
     200,000  TriTeal Corp.* ..................................     2,900,000
     135,000  Visigenic Software, Inc.* .......................     1,518,750
      50,000  Yahoo! Inc.* ....................................     1,056,250
                                                                --------------
                                                                   42,733,925
                                                                --------------
              Computer Software & Services (4.6%)
      46,500  Affiliated Computer Services, Inc.*                   2,708,625
     100,000  American Management Systems, Inc.* ..............     2,800,000
      40,000  Analysts International Corp. ....................     1,840,000
     130,000  Ciber, Inc.* ....................................     4,940,000
     240,000  Document Sciences Corp.* ........................     3,030,000
      55,000  ISG International Software Group Ltd.* (Israel) .       935,000
      72,100  Renaissance Solutions, Inc.* ....................     2,974,125
     120,000  Saville Systems Ireland PLC (ADR)* (Ireland)  ...     4,230,000
      58,400  Sykes Enterprises, Inc.* ........................     2,744,800
      15,900  The Registry, Inc.* .............................       592,275
     200,000  Transaction Network Services, Inc.* .............     2,850,000
      90,000  Transaction Systems Architects, Inc. (Class A)* .     3,802,500
      21,100  Transition Systems, Inc.* .......................       432,550
     125,000  Vanstar Corp.* ..................................     3,031,250
                                                                --------------
                                                                   36,911,125
                                                                --------------
              Computers (0.6%)
      55,000  Network Appliance, Inc.* ........................     1,650,000
      42,000  Verifone, Inc.* .................................     1,879,500
      35,500  VideoServer, Inc.* ..............................     1,220,312
                                                                --------------
                                                                    4,749,812
                                                                --------------
              Computers -Peripheral Equipment (0.5%)
      80,000  Lexmark International Group, Inc.* ..............     1,630,000
       1,900  Nimbus CD International, Inc.* ..................        18,525
     180,000  Proxima Corp.* ..................................     2,070,000
                                                                --------------
                                                                    3,718,525
                                                                --------------

































 NUMBER OF
   SHARES                                                            VALUE
-----------   ------------------------------------------------  --------------
              Consumer Products (0.8%)
      85,000  Blyth Industries, Inc.* .........................   $ 4,122,500
      72,000  Galoob (Lewis) Toys, Inc.* ......................     2,106,000
      20,000  Gargoyles, Inc.* ................................       415,000
      17,800  RockShox, Inc.* .................................       267,000
                                                                --------------
                                                                    6,910,500
                                                                --------------
              Consumer Services (1.1%)
     102,400  Apollo Group, Inc. (Class A)* ...................     2,739,200
     100,000  Protection One, Inc.* ...........................     1,250,000
     180,000  Spyglass, Inc.* .................................     3,375,000
      35,000  Sylvan Learning Systems, Inc.* ..................     1,426,250
                                                                --------------
                                                                    8,790,450
                                                                --------------
              Distribution (1.4%)
      65,000  Arrow Electronics, Inc.* ........................     2,892,500
      65,000  Avnet Inc. ......................................     3,152,500
      32,500  Central Garden & Pet Co.* .......................       654,062
      80,000  Peak Technologies Group (The)* ..................     1,700,000
      95,000  Tech Data Corp.* ................................     2,624,375
                                                                --------------
                                                                   11,023,437
                                                                --------------
              Education (0.4%)
      15,000  Learning Tree International, Inc.* ..............       551,250
     165,400  National Education Corp.* .......................     3,163,275
                                                                --------------
                                                                    3,714,525
                                                                --------------
              Electronics (3.1%)
     145,000  Gemstar International Group Ltd.*                     4,277,500
     130,000  ITI Technologies, Inc.* .........................     4,582,500
     135,000  Komag Inc.* .....................................     2,835,000
      45,000  Linear Technology Corp. .........................     1,653,750
       7,300  Orckit Communications Ltd. (Israel)* ............       134,137
     174,000  Ortel Corp.* ....................................     4,089,000
      50,000  Read Rite Corp.* ................................       787,500
      75,000  SCI Systems, Inc.* ..............................     4,218,750
     130,000  Trimble Navigation Ltd.* ........................     2,128,750
                                                                --------------
                                                                   24,706,887
                                                                --------------
              Entertainment/Gaming (1.4%)
     135,000  International Game Technology ...................     2,767,500
      43,000  Premier Parks, Inc.* ............................     1,252,375
     135,000  Primadonna Resorts, Inc.* .......................     2,430,000
     100,000  Showboat, Inc. ..................................     2,200,000
     114,000  Sodak Gaming, Inc.* .............................     2,565,000
                                                                --------------
                                                                   11,214,875
                                                                --------------
              Environmental (2.1%)
     145,000  Memtec Ltd. (ADR)* (Australia) ..................     4,060,000
     200,000  Philip Environmental, Inc.* (Canada) ............     1,900,000































DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1996, continued

 NUMBER OF
   SHARES                                                            VALUE
-----------   ------------------------------------------------  --------------
     104,500  U.S. Filter Corp.* ..............................   $ 3,566,062
      51,000  U.S.A. Waste Services, Inc.* ....................     1,606,500
     160,000  United Waste Systems, Inc.* .....................     5,480,000
                                                                --------------
                                                                   16,612,562
                                                                --------------
              Financial Services (4.2%)
      70,000  CMAC Investment Corp. ...........................     4,445,000
      90,000  Finova Group Inc. ...............................     5,400,000
     110,000  GreenPoint Financial Corp. ......................     4,193,750
      70,000  NAC Re Corp. ....................................     2,520,000
      80,000  PennFed Financial Services, Inc.* ...............     1,450,000
     140,000  People's Bank ...................................     3,447,500
     181,400  Sterling Commerce, Inc.* ........................     5,351,300
     190,000  SunAmerica, Inc. ................................     6,555,000
                                                                --------------
                                                                   33,362,550
                                                                --------------
              Forest Products, Paper &
              Packaging (0.3%)
     100,000  Buckeye Cellulose Corp.* ........................     2,600,000
                                                                --------------
              Healthcare -Distribution (0.4%)
      75,000  Physician Support Systems, Inc. .................     1,762,500
      45,000  Schein (Henry), Inc.* ...........................     1,732,500
                                                                --------------
                                                                    3,495,000
                                                                --------------
              Healthcare Services (3.5%)
     100,000  Access Health, Inc.* ............................     5,625,000
     150,000  ADAC Laboratories ...............................     2,962,500
      22,500  National Surgery Centers, Inc.* .................       601,875
      40,200  NCS HealthCare, Inc. (Class A)* .................     1,261,275
     240,000  Orthodontic Centers of America, Inc.* ...........     4,890,000
     120,000  PhyCor, Inc.* ...................................     4,560,000
      96,000  Total Renal Care Holdings, Inc.* ................     3,816,000
     200,000  Veterinary Centers of America, Inc.* ............     4,350,000
                                                                --------------
                                                                   28,066,650
                                                                --------------
              Hospital Management & Health
              Maintenance Organizations (1.5%)
     185,000  American Oncology Resources, Inc.* ..............     2,035,000
      80,000  Healthsouth Corp.* ..............................     3,070,000
      90,000  Inphynet Medical Management, Inc.* ..............     1,597,500
     100,000  Oxford Health Plans, Inc.* ......................     4,975,000
                                                                --------------
                                                                   11,677,500
                                                                --------------
              Hotels/Motels (2.6%)
     190,000  HFS, Inc.* ......................................    12,706,250
     200,000  La Quinta Inns, Inc. ............................     3,900,000
      70,000  Red Roof Inns, Inc.* ............................       953,750
     110,000  Renaissance Hotel Group NV* (Hong Kong)  ........   $ 2,200,000
      50,100  Suburban Lodges of America, Inc.*                     1,052,100
                                                                --------------
                                                                   20,812,100
                                                                --------------
              Household Furnishings &
              Appliances (0.1%)
      24,500  Alrenco, Inc.* ..................................       505,312
                                                                --------------
              Insurance (2.3%)
      67,700  CRA Managed Care, Inc.* .........................     3,621,950
     170,000  Delphi Financial Group, Inc. (Class A)*  ........     4,675,000
     105,900  Fremont General Corp. ...........................     3,124,050
     100,000  HCC Insurance Holdings, Inc. ....................     2,887,500
      70,000  Triad Guaranty, Inc.* ...........................     1,960,000
      50,000  Vesta Insurance Group, Inc. .....................     1,918,750
                                                                --------------
                                                                   18,187,250
                                                                --------------
              Local Area Networking (0.5%)
     160,000  Network General Corp.* ..........................     3,660,000
                                                                --------------







 NUMBER OF
   SHARES                                                            VALUE
-----------   ------------------------------------------------  --------------
              Manufacturing (0.4%)
      72,500  Shelby Williams Industries, Inc. ................       924,375
      75,000  Waters Corp.* ...................................     2,456,250
                                                                --------------
                                                                    3,380,625
                                                                --------------
              Medical Products & Supplies (2.7%)
     150,000  Capstone Pharmacy Services* .....................     1,856,250
     100,000  ClinTrials Research Inc.* .......................     3,950,000
      80,000  Dentsply International, Inc. ....................     3,540,000
      35,000  ESC Medical Systems Ltd. (Israel)*                    1,102,500
      60,000  Guidant Corp. ...................................     3,315,000
     220,000  Physician Sales & Service, Inc.* ................     5,170,000
     170,000  TECNOL Medical Products, Inc.* ..................     2,443,750
                                                                --------------
                                                                   21,377,500
                                                                --------------
              Medical Services (3.2%)
      30,000  Advanced Technology Laboratories, Inc.*  ........       952,500
     135,000  Amisys Managed Care Systems* ....................     3,223,125
       8,700  Applied Analytical Industries, Inc.*                    196,837
      75,000  Boston Scientific Corp.* ........................     4,312,500
      80,000  Envoy Corp.* ....................................     3,080,000
     300,000  Novacare, Inc.* .................................     2,812,500
      83,000  Protocol Systems, Inc.* .........................     1,359,125
     200,000  Staar Surgical Co.* .............................     2,625,000
      65,000  Thermolase Corp.* ...............................     1,616,875
     150,000  Vivra, Inc.* ....................................     4,893,750
                                                                --------------
                                                                   25,072,212
                                                                --------------
              Metals (0.3%)
      65,100  Mueller Industries, Inc.* .......................     2,644,688
                                                                --------------





















































DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1996, continued

 NUMBER OF
   SHARES                                                            VALUE
-----------   ------------------------------------------------  --------------
              Office Equipment & Supplies (2.8%)
      95,000  Corporate Express, Inc.* ........................   $ 3,669,375
      52,000  Daisytek International Corp.* ...................     2,249,000
     130,000  Danka Business Systems PLC (ADR) (United Kingdom)     5,151,250
      48,700  Diebold, Inc. ...................................     2,842,863
     165,800  Staples, Inc.* ..................................     3,668,325
     162,000  Viking Office Products, Inc.* ...................     4,839,750
                                                                --------------
                                                                   22,420,563
                                                                --------------
              Oil & Gas Exploration (0.4%)
      80,000  Noble Affiliates, Inc. ..........................     3,380,000
                                                                --------------
              Oil & Gas Products (1.6%)
      60,000  Cairn Energy USA, Inc.* .........................       577,500
      52,000  Chesapeake Energy Corp.* ........................     3,256,500
     155,000  Comstock Resources Inc.* ........................     1,724,375
      60,400  Stone Energy Corp.* .............................     1,117,400
     203,000  Tesoro Petroleum Corp.* .........................     2,613,625
      80,000  Triton Energy Ltd.* .............................     3,580,000
                                                                --------------
                                                                   12,869,400
                                                                --------------
              Oil Drilling & Services (3.1%)
      95,000  ENSCO International, Inc.* ......................     3,087,500
     220,000  Global Industries Ltd.* .........................     3,465,000
     150,000  Global Marine, Inc.* ............................     2,362,500
     100,000  Input/Output, Inc.* .............................     2,975,000
     259,000  Marine Drilling Company, Inc.* ..................     2,460,500
     140,000  Noble Drilling Corp.* ...........................     2,117,500
     130,000  Smith International, Inc.* ......................     4,566,250
      55,000  Western Atlas, Inc.* ............................     3,423,750
                                                                --------------
                                                                   24,458,000
                                                                --------------
              Pharmaceuticals (3.0%)
     130,500  Alliance Pharmaceutical Corp.* ..................     2,234,813
      47,000  Depotech Corp.* .................................       763,750
     200,000  Dura-Pharmaceuticals, Inc.* .....................     7,350,000
      79,200  Guilford Pharmaceuticals, Inc.* .................     2,138,400
     140,000  IDEC Pharmaceuticals Corp.* .....................     3,307,500
      60,000  Interneuron Pharmaceuticals, Inc.*                    1,680,000
     100,000  Jones Medical Industries, Inc. ..................     4,775,000
      28,200  Medicis Pharmaceutical Corp. (Class A)*  ........     1,360,650
                                                                --------------
                                                                   23,610,113
                                                                --------------
              Retail -Department Stores (0.9%)
      60,000  Neiman-Marcus Group, Inc.* ......................     2,115,000
      32,000  Saks Holdings, Inc.* ............................     1,120,000
     160,000  Stein Mart, Inc.* ...............................     3,540,000
                                                                --------------
                                                                    6,775,000
                                                                --------------




























 NUMBER OF
   SHARES                                                            VALUE
-----------   ------------------------------------------------  --------------
              Retail -Specialty (6.3%)
      36,400  Abercrombie & Fitch Co. (Class A)* ..............   $    891,800
     100,000  Bed Bath & Beyond, Inc.* ........................     2,737,500
     110,000  Borders Group, Inc. .............................     4,097,500
      40,000  CDW Computer Centers, Inc.* .....................     2,730,000
      65,000  CompUSA, Inc.* ..................................     3,510,000
      74,700  Consolidated Stores Corp.* ......................     2,988,000
     150,000  Damark International, Inc.* .....................     1,912,500
     115,000  Dollar Tree Stores, Inc.* .......................     4,355,625
      91,700  Eagle Hardware & Garden, Inc.* ..................     2,475,900
      50,000  Finish Line, Inc.* ..............................     2,362,500
      35,000  Gucci Group NV (ADR) (Italy) ....................     2,537,500
      70,000  Marks Bros. Jewelers, Inc.* .....................     1,890,000
     135,000  Movie Gallery, Inc. .............................     1,755,000
     142,000  PetSmart, Inc.* .................................     3,638,750
     270,000  Sports & Recreation, Inc.* ......................     2,261,250
     207,000  Stride Rite Corp. ...............................     1,863,000
     102,100  TAG Heuer International S.A. (ADR) (Luxembourg)* .    2,016,475
     172,500  The Sports Authority, Inc.* .....................     4,592,813
      70,000  Williams-Sonoma Inc.* ...........................     1,986,250
                                                                --------------
                                                                   50,602,363
                                                                --------------
              Retail - Specialty Apparel (2.0%)
      90,000  Gymboree Corp. (The)* ...........................     2,733,750
      11,100  Hot Topic, Inc.* ................................       253,913
      65,000  Loehmann's, Inc.* ...............................     1,738,750
     115,000  Men's Wearhouse, Inc. (The)* ....................     2,788,750
      60,000  Pacific Sunwear of California, Inc.*                  1,950,000
     103,000  Talbot's, Inc. (The) ............................     3,090,000
      90,000  Wet Seal, Inc. ..................................     3,240,000
                                                                --------------
                                                                   15,795,163
                                                                --------------
              Semiconductors (1.9%)
      70,000  Altera Corp.* ...................................     3,543,750
      35,000  Analog Devices, Inc.* ...........................       949,375
      80,000  Atmel Corp.* ....................................     2,460,000
     160,000  S3, Inc.* .......................................     3,160,000
     210,000  Triquint Semiconductor, Inc.* ...................     4,882,500
                                                                --------------
                                                                   14,995,625
                                                                --------------
              Steel & Iron (0.8%)
      99,500  Gibraltar Steel Corp.* ..........................     2,238,750
     150,000  Olympic Steel, Inc.* ............................     4,031,250
                                                                --------------
                                                                    6,270,000
                                                                --------------






































DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1996, continued

 NUMBER OF
   SHARES                                                            VALUE
-----------   ------------------------------------------------  --------------
              Telecommunication Equipment (1.8%)
       9,800  Advanced Fibre Communications* ..................   $   245,000
      95,000  Andrew Corp.* ...................................     4,726,250
      70,000  Aspect Telecommunications Corp.*                      4,357,500
      80,000  Comverse Technology, Inc.* ......................     3,110,000
      60,000  Picturetel Corp.* ...............................     2,100,000
                                                                --------------
                                                                   14,538,750
                                                                --------------
              Telecommunications (2.1%)
     164,500  Boston Communications Group, Inc.* ..............     2,652,563
     100,000  ICG Communications, Inc.* .......................     2,100,000
     150,000  IDT Corp.* ......................................     2,475,000
     120,000  Intercel, Inc.* .................................     2,460,000
     120,000  Intermedia Communications of Florida, Inc.*  ....     3,510,000
     120,000  LCI International, Inc.* ........................     3,780,000
                                                                --------------
                                                                   16,977,563
                                                                --------------
              Telecommunications -Wireless (1.2%)
     100,000  Arch Communications Group, Inc.*                      1,362,500
     115,000  CommNet Cellular, Inc.* .........................     3,320,625
      70,000  Globalstar Telecommunications Ltd.* (Bermuda)  ..     3,500,000
      80,000  Paging Network, Inc.* ...........................     1,580,000
                                                                --------------
                                                                    9,763,125
                                                                --------------
              Textiles -Apparel Manufacturers (1.8%)
      70,000  Jones Apparel Group, Inc.* ......................     4,462,500
      75,000  Kenneth Cole Productions, Inc. (Class A)*  ......     1,415,625
     120,000  Nautica Enterprises, Inc.* ......................     3,870,000
      18,600  The North Face, Inc.* ...........................       523,125
     157,500  Wolverine World Wide, Inc. ......................     4,370,625
                                                                --------------
                                                                   14,641,875
                                                                --------------
              Transportation (1.7%)
      90,000  Atlas Air, Inc.* ................................     3,825,000
     100,000  Hub Group, Inc.* ................................     2,125,000
     100,000  Midwest Express Holdings, Inc.* .................     2,987,500
     210,000  Offshore Logistics, Inc.* .......................     2,992,500
      74,600  Team Rental Group, Inc. .........................     1,361,450
                                                                --------------
                                                                   13,291,450
                                                                --------------
              Truckers (0.4%)
      70,000  Miller Industries, Inc.* ........................     2,765,000
                                                                --------------
              Wide Area Networking (4.0%)
      90,000  ACT Networks, Inc.* .............................     2,497,500
      65,000  ADC Telecommunications, Inc.* ...................     4,143,750
      60,000  Adtran, Inc.* ...................................     2,970,000
      70,000  Ascend Communications, Inc.* ....................     4,620,000
      78,000  Cascade Communications Corp.* ...................     6,347,250




























 NUMBER OF
   SHARES                                                            VALUE
-----------   ------------------------------------------------  --------------
      90,000  Tellabs, Inc.* ..................................   $  6,345,000
     115,000  Teltrend, Inc.* .................................      4,830,000
                                                                --------------
                                                                    31,753,500
                                                                --------------
              Wireless Communication (0.4%)
      90,000  Cellular Communications International, Inc.*  ...      3,015,000
                                                                --------------
              TOTAL COMMON STOCKS (Identified Cost $644,748,437)   800,065,575
                                                                --------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                          VALUE
-----------  ------------------------------------------------  --------------
             SHORT-TERM INVESTMENTS (1.9%)
             U.S. GOVERNMENT AGENCY (a) (1.3%)
$9,955       Federal Home Loan Mortgage
             Corp. 5.70% due 10/01/96 ........................     9,955,000
                                                               --------------
             REPURCHASE AGREEMENT (0.6%)
 5,142       The Bank of New York 5.00% due 10/01/96 (dated
             09/30/96; proceeds $5,142,605; collateralized by
             $5,136,631 U.S. Treasury Note 5.625% due
             10/31/97 valued at $5,244,729) (Identified Cost
             $5,141,891) .....................................     5,141,891
                                                               --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Identified Cost $15,096,891) ...................    15,096,891
                                                               --------------
TOTAL INVESTMENTS
(Identified Cost $659,845,328) (b)     102.0%     815,162,466
LIABILITIES IN EXCESS OF
OTHER ASSETS .......................    (2.0)     (15,961,962)
                                     --------  --------------
NET ASSETS .........................   100.0%    $799,200,504
                                     ========  ==============

------------

   ADR  American Depository Receipt.

    *   Non-income producing security.

   (a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

   (b) The aggregate cost for federal income tax purposes was $661,411,180. The aggregate gross unrealized appreciation was $177,724,047 and the aggregate gross unrealized depreciation was $23,972,761, resulting in net unrealized appreciation of $153,751,286.

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996

 ASSETS:
Investments in securities, at value
 (identified cost $659,845,328) ............  $815,162,466
Receivable for:
  Investments sold .........................    11,338,194
  Shares of beneficial interest sold  ......     1,782,183
  Dividends ................................        79,255
  Interest .................................           714
Prepaid expenses and other assets ..........        36,865
                                             --------------
  TOTAL ASSETS .............................   828,399,677
                                             --------------
LIABILITIES:
Payable for:
  Investments purchased ....................    25,507,131
  Shares of beneficial interest
    repurchased ............................     2,466,048
  Plan of distribution fee .................       648,071
  Investment management fee ................       318,421
Accrued expenses and other payables  .......       259,502
                                             --------------
  TOTAL LIABILITIES ........................    29,199,173
                                             --------------
NET ASSETS:
Paid-in-capital ............................   532,239,205
Net unrealized appreciation ................   155,317,138
Accumulated net investment loss ............       (39,118)
Accumulated undistributed net realized gain    111,683,279
                                             --------------
  NET ASSETS ...............................  $799,200,504
                                             ==============
NET ASSET VALUE PER SHARE,
 28,838,582 shares outstanding (unlimited
 shares authorized of $.01 par value)  .....  $      27.71

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1996

 NET INVESTMENT INCOME:
INCOME
Interest ..............................   $  3,545,756
Dividends (net of $10,018 foreign
 withholding tax) .....................        760,163
                                        --------------
  TOTAL INCOME ........................      4,305,919
                                        --------------
EXPENSES
Plan of distribution fee ..............      6,461,408
Investment management fee .............      3,194,151
Transfer agent fees and expenses  .....        893,014
Registration fees .....................        119,398
Custodian fees ........................         86,966
Shareholder reports and notices  ......         78,448
Professional fees .....................         51,738
Trustees' fees and expenses ...........         37,475
Other .................................         12,915
                                        --------------
  TOTAL EXPENSES ......................     10,935,513
                                        --------------
  NET INVESTMENT LOSS .................     (6,629,594)
                                        --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS):
Net realized gain .....................    132,830,087
Net change in unrealized appreciation      (16,804,216)
                                        --------------
  NET GAIN ............................    116,025,871
                                        --------------
NET INCREASE ..........................   $109,396,277
                                        ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                        FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                        SEPTEMBER 30, 1996  SEPTEMBER 30, 1995
------------------------------------------------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ...................................     $ (6,629,594)       $ (3,969,410)
Net realized gain .....................................      132,830,087          32,573,927
Net change in unrealized appreciation .................      (16,804,216)        129,339,870
                                                        ------------------  ------------------
  NET INCREASE ........................................      109,396,277         157,944,387
Distributions from net realized gain ..................      (42,760,549)         (2,979,381)
Net increase from transactions in shares of beneficial
 interest .............................................      197,696,272          39,734,514
                                                        ------------------  ------------------
  TOTAL INCREASE ......................................      264,332,000         194,699,520
NET ASSETS:
Beginning of period ...................................      534,868,504         340,168,984
                                                        ------------------  ------------------
  END OF PERIOD
  (Including accumulated net investment loss of
  $39,118 and $33,774, respectively) ..................     $799,200,504        $534,868,504
                                                        ==================  ==================

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1996
1. Organization and Accounting Policies

Dean Witter Developing Growth Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- -- (1) an equity security listed or traded on the New York or American Stock Exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1996, continued

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1996, continued

charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amount, including carrying charges, totaled $28,270,501 at September 30, 1996.

Provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the year ended September 30, 1996, it received approximately $810,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1996 aggregated $1,095,944,214 and $881,579,783, respectively.

For the year ended September 30, 1996, the Fund incurred $133,555 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 1996 included in Trustees'

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1996, continued

fees and expenses in the Statement of Operations amounted to $23,261. At September 30, 1996, the Fund had an accrued pension liability of $39,122 which is included in accrued expenses in the Statement of Assets and Liabilities.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 1996, the Fund had transfer agent fees and expenses payable of approximately $88,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                          FOR THE YEAR                     FOR THE YEAR
                                              ENDED                            ENDED
                                       SEPTEMBER 30, 1996               SEPTEMBER 30, 1995
                                -------------------------------  -------------------------------
                                     SHARES          AMOUNT           SHARES          AMOUNT
                                --------------  ---------------  --------------  ---------------
Sold                               20,988,017     $ 532,804,011     20,063,775     $ 404,852,064
Reinvestment of distributions       1,750,437        40,382,573        166,910         2,830,799
                                --------------  ---------------  --------------  ---------------
                                   22,738,454       573,186,584     20,230,685       407,682,863
Repurchased                       (14,839,539)     (375,490,312)   (18,669,019)     (367,948,349)
                                --------------  ---------------  --------------  ---------------
Net increase                        7,898,915     $ 197,696,272      1,561,666     $  39,734,514
                                ==============  ===============  ==============  ===============

6. FEDERAL INCOME TAX STATUS

As of September 30, 1996, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from permanent book/tax differences for the year ended September 30, 1996, accumulated undistributed net realized gain was charged $6,660,503, paid-in-capital was credited $36,253 and accumulated net investment loss was credited $6,624,250.

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE YEAR ENDED SEPTEMBER 30
                              ------------------------------------------------------------
                                  1996        1995        1994        1993         1992
----------------------------  ----------  ----------  ----------  ----------  ------------
PER SHARE
 OPERATING PERFORMANCE:
Net asset value,
 beginning of period ........    $25.54      $17.55      $20.50      $12.20      $  14.05
                              ----------  ----------  ----------  ----------  ------------
Net investment income (loss)      (0.23)      (0.19)       --         (0.12)        (0.12)
Net realized and
 unrealized gain (loss)  ....      4.32        8.34       (1.82)       8.42         (1.73)
                              ----------  ----------  ----------  ----------  ------------
Total from investment
 operations .................      4.09        8.15       (1.82)       8.30         (1.85)
                              ----------  ----------  ----------  ----------  ------------
Less dividends and distributions from:
  Net investment income  ....      --          --          --          --           --
  Net realized gain .........     (1.92)      (0.16)      (1.13)       --           --
                              ----------  ----------  ----------  ----------  ------------
Total dividends and
 distributions ..............     (1.92)      (0.16)      (1.13)       --           --
                              ----------  ----------  ----------  ----------  ------------
Net asset value,
 end of period ..............    $27.71      $25.54      $17.55      $20.50      $  12.20
                              ==========  ==========  ==========  ==========  ============
TOTAL INVESTMENT RETURN+  ...     17.53%      46.87 %     (8.88)%     67.95 %      (13.17)%
RATIOS TO
 AVERAGE NET ASSETS:
Expenses ....................      1.69%       1.77 %      1.78 %      1.84 %        1.86 %
Net investment income (loss)      (1.03%)     (1.04)%     (1.32)%     (1.52)%       (1.14)%
SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands ...............    $799,201   $534,869    $340,169    $240,389      $112,982
Portfolio turnover rate  ....       149%        114 %       160 %       203 %         153 %
                                                                                    --
Average commission rate paid    $0.0571        --          --          --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                  1991         1990        1989        1988         1987
----------------------------  ----------  ------------  ---------  -----------  ----------
PER SHARE
 OPERATING PERFORMANCE:
Net asset value,
 beginning of period ........   $   8.92    $ 11.33       $  9.67    $  10.96     $   8.57
                              ----------    -------     ---------  -----------  ----------
Net investment income (loss)       (0.07)     (0.15)         0.04       (0.03)       (0.02)
Net realized and
 unrealized gain (loss)  ....       5.20      (2.21)         1.62       (1.26)        2.42
                              ----------    -------     ---------  -----------  ----------
Total from investment
 operations .................       5.13      (2.36)         1.66       (1.29)        2.40
                              ----------    -------     ---------  -----------  ----------
Less dividends and distributions from:
  Net investment income  ....      --         (0.05)         --         --           (0.01)
  Net realized gain .........      --             -          --         --           --
                              ----------    -------     ---------  -----------  ----------
Total dividends and
 distributions ..............      --         (0.05)         --         --           (0.01)
                              ----------    -------     ---------  -----------  ----------
Net asset value,
 end of period ..............   $  14.05    $  8.92       $ 11.33    $   9.67     $  10.96
                              ==========    =======     =========  ===========  ==========
TOTAL INVESTMENT RETURN+  ...      57.51 %   (20.87)%       17.17%   (11.77)%      28.07 %
RATIOS TO
 AVERAGE NET ASSETS:
Expenses ....................       1.92 %     2.02 %       1.89%      1.90 %       1.83 %
Net investment income (loss)       (0.73)%    (1.32)%       0.59%     (0.28)%      (0.20)%
SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands ...............    $115,337    $67,604       $89,236  $108,411     $179,276
Portfolio turnover rate  ....         88 %        53 %         84%       70 %         68 %
Average commission rate paid       --             --           --        --           --

------------

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Developing Growth Securities Trust (the "Fund") at September 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
November 8, 1996

                     1996 FEDERAL TAX NOTICE (unaudited)

       During the year ended September 30, 1996, the Fund paid to shareholders $1.68 per share from long-term capital gains.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice president, Secretary and General Counsel

Jayne Stevlingson
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER DEVELOPING GROWTH SECURITIES

Annual Report
September 30, 1996